UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006

 [LOGO OF USAA]
    USAA(R)

                               USAA GNMA Trust(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                  COUPON                         MARKET
   AMOUNT    SECURITY                                                                        RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (96.8%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE FAMILY (91.6%)
             Government National Mortgage Assn. I,
  $ 5,446       Pool 604858                                                                  5.50%     12/15/2018       $  5,450
   30,312       Pool 604713                                                                  5.50      10/15/2033         30,065
   13,660       Pool 616143                                                                  5.50      12/15/2033         13,549
    6,760       Pool 615486                                                                  5.50       7/15/2034          6,704
    6,027       Pool 781378                                                                  6.00      12/15/2016          6,121
    3,222       Pool 780770                                                                  6.00       4/15/2028          3,261
    1,141       Pool 482833                                                                  6.00      11/15/2028          1,155
    2,841       Pool 492703                                                                  6.00       2/15/2029          2,874
    1,918       Pool 781148                                                                  6.00       7/15/2029          1,942
    2,980       Pool 584367                                                                  6.00       5/15/2032          3,013
    9,268       Pool 603869                                                                  6.00       1/15/2033          9,367
    2,507       Pool 553069                                                                  6.00       2/15/2033          2,534
    3,773       Pool 581541                                                                  6.00       7/15/2033          3,813
    2,050       Pool 615955                                                                  6.00       9/15/2033          2,072
      798       Pool 456861                                                                  6.50       5/15/2028            818
      752       Pool 472596                                                                  6.50       5/15/2028            771
      755       Pool 462642                                                                  6.50       7/15/2028            774
      642       Pool 464827                                                                  6.50       9/15/2028            658
    2,043       Pool 490804                                                                  6.50      11/15/2028          2,095
       99       Pool 434165                                                                  6.50       1/15/2029            102
       93       Pool 469900                                                                  6.50       1/15/2029             95
    2,525       Pool 486065                                                                  6.50       3/15/2031          2,586
    2,194       Pool 485860                                                                  6.50      10/15/2031          2,246
    1,770       Pool 577423                                                                  6.50       1/15/2032          1,811
      702       Pool 581120                                                                  6.50       3/15/2032            719
    1,979       Pool 552707                                                                  6.50       8/15/2032          2,026
   10,291       Pool 781516                                                                  6.50       9/15/2032         10,537
      223       Pool 474256                                                                  6.75       5/15/2028            228
       89       Pool 474279                                                                  6.75       5/15/2028             91
       83       Pool 440293                                                                  7.00       4/15/2027             86
    1,354       Pool 780570                                                                  7.00       5/15/2027          1,399
       66       Pool 478209                                                                  7.00       6/15/2028             68
      110       Pool 458908                                                                  7.00       7/15/2028            114
      373       Pool 464128                                                                  7.00       8/15/2028            385
      257       Pool 486467                                                                  7.00       8/15/2028            265
      360       Pool 464854                                                                  7.00       9/15/2028            371
    2,429       Pool 487603                                                                  7.00       5/15/2029          2,508
    1,724       Pool 487613                                                                  7.00       6/15/2029          1,780
    1,018       Pool 555482                                                                  7.00       8/15/2031          1,051
      581       Pool 781328                                                                  7.00       9/15/2031            600
      869       Pool 564438                                                                  7.00      10/15/2031            897
      315       Pool 563599                                                                  7.00       6/15/2032            325
    1,165       Pool 563613                                                                  7.00       7/15/2032          1,202
      593       Pool 780716                                                                  7.50       2/15/2028            619
      105       Pool 781001                                                                  7.50       3/15/2029            110
      283       Pool 499432                                                                  7.50       4/15/2029            295
      356       Pool 470683                                                                  7.50       7/15/2029            371
      850       Pool 510533                                                                  7.50      10/15/2029            886
      228       Pool 518539                                                                  7.50      10/15/2029            237
       46       Pool 538003                                                                  7.50       8/15/2030             48
      210       Pool 443263                                                                  7.50      12/15/2030            218

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                  COUPON                         MARKET
   AMOUNT    SECURITY                                                                        RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $   103       Pool 486050                                                                  7.50%      1/15/2031       $    107
       73       Pool 530250                                                                  7.50       1/15/2031             76
      166       Pool 552172                                                                  7.50      11/15/2031            173
       18       Pool 178674                                                                  8.00       1/15/2022             19
      362       Pool 352169                                                                  8.00       6/15/2023            383
      435       Pool 442548                                                                  8.00       5/15/2027            461
      413       Pool 511530                                                                  8.00       7/15/2030            439
      155       Pool 520978                                                                  8.00       9/15/2030            165
      108       Pool 307542                                                                  8.50       6/15/2021            116
       37       Pool 329602                                                                  8.50       7/15/2022             40
      156       Pool 312950                                                                  9.00       7/15/2021            169
             Government National Mortgage Assn. II,
   13,586       Pool 003389                                                                  5.00       5/20/2033         13,116
   14,886       Pool 003414                                                                  5.00       7/20/2033         14,372
    9,950       Pool 003568                                                                  5.00       6/20/2034          9,610
   28,560       Pool 003759                                                                  5.00       9/20/2035         27,559
    3,577       Pool 003375                                                                  5.50       4/20/2033          3,537
   12,075       Pool 003530                                                                  5.50       3/20/2034         11,937
   40,331       Pool 003678                                                                  5.50       2/20/2035         39,840
   40,197       Pool 003702                                                                  5.50       4/20/2035         39,708
   22,744       Pool 003736                                                                  5.50       7/20/2035         22,467
    2,120       Pool 003052                                                                  6.00       3/20/2031          2,139
    4,790       Pool 003273                                                                  6.00       8/20/2032          4,833
    3,806       Pool 003285                                                                  6.00       9/20/2032          3,841
    3,856       Pool 003460                                                                  6.00      10/20/2033          3,903
    3,973       Pool 448816                                                                  6.00      12/20/2033          4,001
   11,882       Pool 003517                                                                  6.00       2/20/2034         11,985
   11,744       Pool 003531                                                                  6.00       3/20/2034         11,845
    9,724       Pool 003611                                                                  6.00       9/20/2034          9,807
   23,005       Pool 003625                                                                  6.00      10/20/2034         23,203
    6,965       Pool 605742                                                                  6.00      11/20/2034          7,014
   14,897       Pool 003852                                                                  6.00       5/20/2036         15,007
      700       Pool 003080                                                                  6.50       5/20/2031            715
      604       Pool 003107                                                                  6.50       7/20/2031            617
    1,855       Pool 781494                                                                  6.50       8/20/2031          1,896
    2,671       Pool 781427                                                                  6.50       4/20/2032          2,727
    2,538       Pool 003250                                                                  6.50       6/20/2032          2,591
   10,010       Pool 003599                                                                  6.50       8/20/2034         10,216
    2,107       Pool 002971                                                                  7.00       9/20/2030          2,167
      296       Pool 003070                                                                  7.50       4/20/2031            306
       93       Pool 000563                                                                  8.00      12/20/2022             98
    2,034       Pool 002958                                                                  8.00       8/20/2030          2,149
             Fannie Mae(+),
   14,685       Pool 846573                                                                  5.00      12/01/2035         14,078
    1,347       Pool 598427                                                                  6.00       2/01/2017          1,364
    1,347       Pool 608749                                                                  6.50      10/01/2016          1,371
    4,537       Pool 618473                                                                  6.50      12/01/2016          4,620
             Freddie Mac(+),
    4,744       Pool G18095                                                                  5.00       1/01/2021          4,646
   10,659       Pool A42616                                                                  5.50      12/01/2035         10,477
                                                                                                                        --------
                                                                                                                         473,222
                                                                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                  COUPON                         MARKET
   AMOUNT    SECURITY                                                                        RATE        MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (5.2%)
             Government National Mortgage Assn. I,
  $15,000       Series 2003-50, Class PC                                                     5.50%      3/16/2032       $ 14,859
    7,359       Series 2002-35, Class C                                                      5.88      10/16/2023          7,484
    4,333       Series 2001-12, Class B                                                      6.24       6/16/2021          4,375
                                                                                                                        --------
                                                                                                                          26,718
                                                                                                                        --------
             Total U.S. Government Agency Issues (cost: $508,479)                                                        499,940
                                                                                                                        --------
             REPURCHASE AGREEMENTS (2.8%)(b)
   14,287    UBS Securities LLC, 5.27%, acquired on 8/31/2006 and due on
                9/01/2006 at $14,287 (collateralized by $13,960 of Fannie Mae
                Notes(a),(+), 6.25%, due 2/01/2011; market value $14,576)
                (cost: $14,287)                                                                                           14,287
                                                                                                                        --------

             TOTAL INVESTMENTS (COST: $522,766)                                                                         $514,227
                                                                                                                        ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Repurchase agreements are valued at cost, which approximates market value.

             4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2006, were $1,884,000 and $10,423,000, respectively, resulting in net unrealized depreciation of $8,539,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $516,233,000 at August 31, 2006, and, in total, may not equal 100%.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GNMA TRUST
AUGUST 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

6

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48052-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.